Intangible assets and goodwill (Tables)	3 Months Ended
Mar. 31, 2025
Intangible Assets Including Goodwill [Abstract]
Disclosure of changes in intangible assets
Changes in the net book value of intangible assets as of March 31, 2025, and March 31, 2024, are as follows (in thousands):

	March 31, 2025
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Beginning balance	$395,804	$35,009	$6,197	$6,072	$—	$388	$443,470
Acquisition	—	—	—	—	—	—	—
Amortization	—	(1)	(553)	(174)	—	(26)	(754)
Translation differences	596	—	230	235	—	13	1,074
Ending balance	$396,400	$35,008	$5,874	$6,133	$—	$375	$443,790

	March 31, 2024
	Goodwill	Trademarks	Customer relationships	Purchased technology	Development costs	Software	Total
Beginning balance	$396,704	$35,000	$8,885	$7,162	$—	$524	$448,275
Acquisition	—	—	—	—	—	—	—
Amortization	—	—	(570)	(179)	—	(29)	(778)
Translation differences	(353)	—	(194)	(157)	—	(457)	(1,161)
Ending balance	$396,351	$35,000	$8,121	$6,826	$—	$38	$446,336